ENTITY'S ASSETS (Details) (USD $)	Dec. 31, 2012	Mar. 31, 2012
Property and equipment estimated useful life 5 years	$ 7,925	$ 3,036
Less accumulated depreciation	(762)	0
Property and equipment net	7,163	3,036
Technology right estimated useful life 15 years	1,635,300	0
Less accumulated amortization	(54,510)	0
Net technology right estimated useful life 15 years	1,580,790	0
Website development costs	5,315	5,315
Accumulated amortization.	(1,602)	(801)
Website development costs Net	$ 3,713	$ 4,514